Restricted short-term deposits (Narrative) (Details) - Dec. 31, 2017 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Restricted Cash And Investments [Line Items]
Debt Instrument, Collateral Amount | ¥	¥ 1,000
Line of Credit Facility, Maximum Borrowing Capacity | $		$ 160